Condensed Consolidated Income Statements - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Total revenue	$ 1,135.0	$ 844.0	$ 2,188.0	$ 1,783.0
Cost of sales	(29.0)	(32.0)	(59.0)	(65.0)
Gross profit (loss)	1,106.0	812.0	2,129.0	1,718.0
Research and development	(691.0)	(507.0)	(1,341.0)	(992.0)
Selling, general and administrative	(252.0)	(241.0)	(511.0)	(480.0)
Total operating expense	(943.0)	(748.0)	(1,852.0)	(1,472.0)
Operating income (loss)	163.0	64.0	277.0	246.0
Income (loss) from equity investments, net	(16.0)	(10.0)	(12.0)	14.0
Interest income, net	27.0	29.0	54.0	61.0
Other non-operating income (loss), net	128.0	(19.0)	129.0	(13.0)
Income (loss) before income taxes	302.0	64.0	448.0	308.0
Income tax benefit (expense)	(64.0)	43.0	(80.0)	22.0
Net income (loss)	$ 238.0	$ 107.0	$ 368.0	$ 330.0
Net income (loss) per share attributable to ordinary shareholders
Basic (in dollars per share)	$ 0.22	$ 0.10	$ 0.35	$ 0.32
Diluted (in dollars per share)	$ 0.22	$ 0.10	$ 0.34	$ 0.31
Weighted average ordinary shares outstanding
Basic (in shares)	1,060	1,049	1,059	1,047
Diluted (in shares)	1,069	1,063	1,067	1,061
External Customers
Total revenue	$ 713.0	$ 652.0	$ 1,438.0	$ 1,467.0
Related Parties
Total revenue	$ 422.0	$ 192.0	$ 750.0	$ 316.0